Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

(18)              Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains.  In addition, upon any payment of dividend by Yingli International, no British Virgin Islands withholding tax is imposed.

PRC

The Company’s PRC subsidiaries file separate income tax returns.  Effective from January 1, 2008, under the new Enterprise Income Tax Law (the “new EIT law”), the Company’s PRC subsidiaries are subject to PRC income tax at the statutory rate of 25%, except for the followings.

•                 Prior to January 1, 2008, Tianwei Yingli was entitled to a 2-year full exemption from income tax followed by a 3-year 50% reduction in the income tax rate (“2+3 tax holiday”) starting from its first profit-making year from a PRC income tax perspective.  Tianwei Yingli commenced its 2+3 tax holiday in 2007.  The new EIT law and its relevant regulations grandfather the 2+3 Holiday. Accordingly, Tianwei Yingli is subject to income tax at 12.5% from 2009 to 2011.

In 2008, Tianwei Yingli was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new EIT law and its relevant regulations.

In 2011, Tianwei Yingli renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% for 2012 and 2013.

•                In 2008, Yingli China was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2008 to 2010.  In 2011, Yingli China renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from 2011 to 2013.

•                In 2009, Fine Silicon Co., Ltd. (“Fine Silicon”) was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2009 to 2011.

In 2011, Yingli Hainan was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations. Being a HNTE located in the Hainan Special Economic Zone, Yingli Hainan is entitled to a 2+3 tax holiday starting from the year in which it first generates operating income. Yingli Hainan elected and was approved to commence its 2+3 tax holiday in 2011. Therefore, Yingli Hainan is entitled to income tax exemption for 2011 and 2012 and subject to the reduced income tax rate of 12.5% from 2013 to 2015.

Subject to reapplication or renewal, Tianwei Yingli, Yingli China and Yingli Hainan’s High-Tech Enterprise status will enable them to continue to enjoy the preferential income tax rate.  Management believes that these subsidiaries meet all the criteria for the reapplication of High-Tech Enterprise status.

Other countries

The followings are the major tax jurisdictions where the Company’s non-PRC subsidiaries are subject to income taxes:

•                Yingli Green Energy Europe GmbH (“Yingli Europe”) and Yingli Green Energy Greece Sales GmbH (“Yingli Greece”), are located in Germany and subject to a corporation income tax rate of 15% plus a solidarity surcharge of 5.5% on corporation income taxes.  In addition, Yingli Europe and Yingli Greece are subject to a trade income tax rate of 17.15% and 12.775%, respectively.  The aggregate statutory income tax rate in Yingli Europe and Yingli Greece are 32.975% and 28.6%, respectively.

•                Yingli Green Energy Americas, INC (“Yingli U.S.”), is located in New York city of the United States of America and is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 6.6%, resulting in an aggregate income tax rate of 38.4%.

The components of earnings (loss) before income taxes for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cayman Islands	(341,512)	(255,912)	(197,133)	(31,642)
PRC	2,304,362	(3,122,969)	(2,935,315)	(471,151)
U.S.	(14,006)	17,024	(46,550)	(7,472)
Other foreign countries	82,655	(37,333)	(218,631)	(35,093)
Total earnings (loss) before income taxes	2,031,499	(3,399,190)	(3,397,629)	(545,358)

Income tax expense (benefit) in the consolidated statements of comprehensive income consists of the following:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current tax expense:
PRC	323,539	135,848	285	46
U.S.	50	7,380	4,503	723
Other foreign countries	24,948	38,855	9,622	1,544
Total current income tax expense	348,537	182,083	14,410	2,313
Deferred income tax benefit:
PRC	(15,071)	(322,506)	(219,143)	(35,175)
Other foreign countries	—	7,010	(1,009)	(162)
Sub-total	(15,071)	(315,496)	(220,152)	(35,337)
Total income tax expense (benefit)	333,466	(133,413)	(205,742)	(33,024)

The actual income tax expense (benefit) reported on the consolidated statements of comprehensive income differs from the amounts computed by applying the PRC statutory income tax rate of 25% in 2010, 2011 and 2012 to earnings (loss) before income taxes as a result of the following:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Computed expected tax expense (benefit)	507,875	(849,798)	(849,407)	(136,339)
PRC tax rate differential, preferential rate	(98,715)	22,119	215,678	34,619
Tax rate differential for non-PRC entities	107,259	95,814	109,157	17,521
Tax rate change	—	(4,124)	124,965	20,058
Tax holiday	(127,864)	(61,357)	—	—
Research and development tax credit	(78,525)	(56,391)	(37,839)	(6,074)
Non-deductible expenses:
Impairment of goodwill	—	68,346	—	—
Staff welfare in excess of allowable limits	1,099	2,672	7,386	1,186
Share based compensation	18,688	18,483	8,876	1,425
Entertainment expenses	1,502	1,335	2,092	336
Change in valuation allowance	—	627,295	194,715	31,253
German dividend withholding tax	—	10,400	9,529	1,530
Others	2,147	(8,207)	9,106	1,461
Actual income tax expense (benefit)	333,466	(133,413)	(205,742)	(33,024)

Without the tax holiday the Company’s net income (loss) attributable to Yingli Green Energy would have decreased (increased) by RMB 94,632 and RMB (52,951) for the years ended December 31, 2010 and 2011, respectively. The Company did not enjoy any tax holiday for the year ended December 31, 2012.  Basic and diluted earnings (loss) per share for such years would have decreased (increased) as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Basic earnings (loss) per share	0.62	(0.34)	—	—
Diluted earnings (loss) per share	0.59	(0.34)	—	—

The income tax recoverable was RMB 145,029 and RMB 151,373 (US$ 24,297) as of December 31, 2011 and 2012, which were included in prepaid expenses and other current assets in the consolidated balance sheets, respectively.

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	69,818	61,853	9,928
Inventories	25,761	23,727	3,808
Employee benefits	2,964	6,969	1,119
Accrued warranty	100,950	85,277	13,688
Property, plant and equipment	623,573	588,342	94,435
Change in fair value of derivative instruments	5,861	1,535	246
Net operating loss carryforwards	102,775	620,210	99,551
Investment loss	5,296	3,139	504
Provision for inventory purchase commitment	177,373	111,272	17,860
Total gross deferred income tax assets	1,114,371	1,502,324	241,140
Valuation allowance	(627,295)	(822,010)	(131,943)
Net deferred income tax assets	487,076	680,314	109,197

Gross deferred income tax liabilities:

Property, plant and equipment	(37,698)	(23,751)	(3,812)
Intangible assets	(21,312)	(9,354)	(1,501)
Withholding income tax	(7,010)	(6,001)	(963)
Total gross deferred income tax liabilities	(66,020)	(39,106)	(6,276)

Net deferred tax assets	421,056	641,208	102,921

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Current deferred income tax assets, included in prepaid expenses and other current assets	168,256	114,002	18,298
Non-current deferred income tax assets, included in other assets	293,794	548,085	87,974
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(7,010)	(6,001)	(963)
Non-current deferred income tax liabilities, included in other liabilities	(33,984)	(14,878)	(2,388)
Net deferred income tax assets	421,056	641,208	102,921

Tax loss carryforwards of the Company’s PRC subsidiaries amounted to RMB 3,412,136 (US$ 547,686) as of December 31, 2012, of which RMB 8,020, RMB 25,464, RMB 55,486, RMB 481,892 and RMB 2,841,274 will expire if unused by December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

For the years ended December 31, 2010, 2011 and 2012, valuation allowances recognized were nil, RMB 627,295 and RMB 194,715 (US$31,253).  Given the continuing decline in the spot market price of polysilicon, management does not expect Fine Silicon, Tianjin Yingli, Hengshui Yingli, Yingli Europe or Yingli US to be able to generate sufficient income in the foreseeable future to utilize its deferred income tax assets.  Accordingly, as of December 31, 2012, a full valuation allowance was provided for its deferred income tax assets of RMB 822,210 (US$ 131,943).

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the remaining deductible temporary differences recognized as of December 31, 2011 and 2012. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The new EIT law and its relevant regulations impose a withholding income tax at 10%, unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax.  As of December 31, 2012, the Company has not recognized a deferred income tax liability of RMB 158,792 (US$25,488) for the undistributed earnings of RMB 1,587,922 (US$254,879) generated by the PRC subsidiaries as of December 31, 2012 as the Company plans to indefinitely reinvest these earnings in the PRC.

The German tax law and its relevant regulations impose a withholding income tax at 26.375% for dividends distributed by a Germany-resident enterprise to its immediate holding company outside Germany.

For each of the years ended December 31, 2010, 2011 and 2012, the Company did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded.  In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent.  The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100 (US$16).  In the case of transfer pricing issues, the statute of limitation is ten years.  There is no statute of limitation in the case of tax evasion.  The tax returns of the Company’s PRC subsidiaries for the tax years 2007 to 2012 are open to examination by the relevant tax authorities.